Schedule of Financial Information of Investments in Unconsolidated Variable Interest Entities (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Operating revenue	$ (886,290)	$ (2,525,418)	$ (5,258,687)	$ (7,908,177)	$ (10,626,481)	$ (5,216,524)
Net loss	(1,248,440)	(2,549,623)	(6,039,830)	(8,125,476)	(10,892,511)	(6,654,940)
Current assets	1,791,772		1,791,772		621,087	6,305,865
Current liabilities	(4,884,144)		(4,884,144)		(3,409,424)	(1,253,004)
Variable Interest Entity, Primary Beneficiary [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Operating revenue	404,990	273,737	1,212,385	610,049	822,490	151,672
Operating expenses	(444,478)	(333,414)	(1,324,528)	(1,077,835)	(1,316,199)	(821,705)
Net loss	(39,488)	$ (59,677)	(112,143)	$ (467,786)	(493,709)	(670,033)
Current assets	353,074		353,074		261,477	456,967
Long-term assets	1,017,098		1,017,098		1,094,490	1,302,067
Current liabilities	(492,727)		(492,727)		(396,619)	(404,155)
Long-term liabilities	(117,989)		(117,989)		(107,374)	(142,321)
Net assets	$ 759,456		$ 759,456		$ 851,974	$ 1,212,558